Concentrations of Credit Risk (Tables)	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
Schedule of concentration of risk revenues
	Year ended December 31,
	2017	% of sales	2018	% of sales	2019	% of sales
	RMB		RMB		RMB

Huaxia Life Insurance Company Limited (“Huaxia”)	990,865	24.2%	1,100,027	31.7%	882,539	23.8%
AEON Life Insurance Company, Ltd (“AEON”).	*	*	453,120	13.1%	677,707	18.3%
Sinatay Life Insurance Company, Ltd (“Sinatay”)	*	*	*	*	595,600	16.1%
Tianan Life Insurance Company Limited (“Tianan”)	913,456	22.3%	704,933	20.3%	447,430	12.1%
	1,904,321	46.5%	2,258,080	65.1%	2,603,276	70.3%

*	represented less than 10% of total net revenues as of the year.

Schedule of concentration of risk accounts receivable
	As of December 31,
	2018	%	2019	%
	RMB		RMB
Huaxia	161,908	31.8%	213,851	30.4%
Sinatay	*	*	100,872	14.4%
Tianan	75,777	14.9%	*	*
AEON	74,538	14.7%	*	*
	312,223	61.4%	314,723	44.8%

*	represented less than 10% of accounts receivable as of the year end.